PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7.PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Electronic equipment	2,149,561	2,481,387
Leasehold improvement	136,541	181,705
Buildings	—	46,236
Motor vehicles	15,251	19,507
Furniture and fixtures	15,384	14,616
Software	7,010	7,424
Total cost	2,323,747	2,750,875
Less: accumulated depreciation	(530,259)	(1,017,089)
Total property, equipment and software, net	1,793,488	1,733,786

Depreciation expenses were RMB139.5 million, RMB256.6 million and RMB468.4 million for the years ended December 31, 2022, 2023 and 2024, respectively.